EXPLANATORY NOTE

Attached for filing is exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on June 24, 2019 (Accession No. 0001193125-19-180112), to the Summary Prospectus, Prospectus and Statement of Additional Information dated October 26, 2018, for the CRM All Cap Value Fund, a series of CRM Mutual Fund Trust.